Investments in Associates and Joint Ventures - Associate Narrative (Details) $ in Thousands, € in Millions, $ in Millions	1 Months Ended					3 Months Ended	12 Months Ended
	Aug. 31, 2015	Jul. 31, 2015 EUR (€)	Jul. 31, 2015 USD ($)	Jul. 31, 2015 MXN ($)	Jun. 30, 2015	Sep. 30, 2015 MXN ($) item	Dec. 31, 2017 MXN ($) director item shares	Dec. 31, 2016 MXN ($) director item shares	Dec. 31, 2015 MXN ($)
Disclosure of associates
Reclassification of cumulative gain related to change in fair value of investment									$ 544,402
Income from UHI									$ 2,194,981
Ocesa Entretenimiento, S.A. de C.V. and subsidiaries (collectively, "OCEN")
Disclosure of associates
Dividends paid							$ 340,000	$ 215,000
UHI
Disclosure of associates
Number of shares owned | shares							1,110,382	1,110,382
Ownership interest in associate		10.00%	10.00%	10.00%	7.80%		10.00%	10.00%
Ownership interest after dilution of warrants exercisable							26.00%	26.00%
Number of officers designated as members of board of directors | item							3	3
Number of directors designated as members of board of directors | director							1	1
Total number of seats held by directors | director							18	18
Number of available board seats | item							22	22
Threshold period to broadcast after proportionate sale of initial investment In associate							7 months 15 days
Proportionate sale of initial investment in associate							0.667
Income from UHI			$ 135.1	$ 2,194,981
Imagina
Disclosure of associates
Ownership interest in associate	19.90%	19.90%	19.90%	19.90%	14.50%		19.90%
Number board seats held by entity | item						2
Number of available board seats | item						10
Cash consideration of investments accounted for using equity method		€ 19.2		$ 341,710
Reclassification of cumulative gain related to change in fair value of investment						$ 544,402
Ocesa Entretenimiento, S.A. de C.V. and subsidiaries (collectively, "OCEN")
Disclosure of associates
Ownership interest in associate							40.00%
Dividends received from associates							$ 136,000	$ 86,000
Goodwill							$ 359,613	$ 359,613